Financial Assets and Financial Liabilities - Summary of Outstanding Balances of Principal Amount of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	₽ 303,810	₽ 377,411
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	164,092	247,419
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	29,576	44,725
Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	110,142	85,267
Gazprombank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	97,505	139,971
VTB [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	63,313	99,411
VTB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	18,135	27,256
VTB [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	85,898	66,145
Bonds [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	2,432	6,370
Other banks [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	842	1,667
Other banks [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt		882
Other banks [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	2,618	5,233
BNP [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	11,441	9,587
BNP [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	18,036	13,793
VEB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt		7,000
Wiltan Enterprises Ltd [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	₽ 3,590	₽ 96